Long-term debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-term debt
Long-term debt, current	$ 1,495	$ 2,823
Long-term debt, noncurrent	21,538	21,591
Foreign
Long-term debt
US dollars, current	496	2,384
US dollars, noncurrent	2,693	2,530
Others, current	9	18
Others, noncurrent	52	217
Fixed Rate Notes - US dollar denominated, current	410
Fixed Rate Notes - US dollar denominated, noncurrent	10,073	10,242
Fixed Rate Notes - EUR denominated, noncurrent	970	1,003
Perpetual notes, noncurrent		78
Accrued charges, current	221	233
Long-term debt, current	1,136	2,635
Long-term debt, noncurrent	13,788	14,070
Brazil
Long-term debt
Accrued charges, current	112	110
Long-term debt, current	359	188
Long-term debt, noncurrent	7,750	7,521
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	246	76
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	5,245	3,891
Basket of currencies, current	1	1
Basket of currencies, noncurrent		125
Non-convertible debentures, noncurrent	2,505	2,767
US dollars denominated, current		1
US dollars denominated, noncurrent		$ 738